Operations And Organization (Schedule Of Equity Interests (Details) In Millions, unless otherwise specified	Oct. 05, 2012	Dec. 31, 2013 ETP [Member]	Dec. 31, 2013 Regency [Member]	Dec. 31, 2013 Class H Units [Member] ETP [Member]	Dec. 31, 2013 Class F Units [Member] Regency [Member]
Incentive Distribution Rights	100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.		49.6	26.3	50.2
General Partner Interest	2.00%
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.			31.4		6.3